Summary Of Significant Accounting Policies (Scope Exception For Embedded Credit Derivatives) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	$ (15)	$ 6
Embedded Credit Derivatives
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(2)
Embedded Credit Derivatives | Adjustment To DAC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(3)
Embedded Credit Derivatives | Provision For Income Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	1
Accumulated other comprehensive income (loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	260	(349)
Accumulated other comprehensive income (loss) | Embedded Credit Derivatives
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	169
Accumulated other comprehensive income (loss) | Embedded Credit Derivatives | Investment Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	267
Accumulated other comprehensive income (loss) | Embedded Credit Derivatives | Adjustment To DAC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(4)
Accumulated other comprehensive income (loss) | Embedded Credit Derivatives | Adjustment to Sales Inducements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(1)
Accumulated other comprehensive income (loss) | Embedded Credit Derivatives | Provision For Income Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(93)
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(275)	355
Retained earnings | Embedded Credit Derivatives
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(171)
Retained earnings | Embedded Credit Derivatives | Investment Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	(267)
Retained earnings | Embedded Credit Derivatives | Adjustment To DAC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	1
Retained earnings | Embedded Credit Derivatives | Adjustment to Sales Inducements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	1
Retained earnings | Embedded Credit Derivatives | Provision For Income Taxes
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting, net of taxes and other adjustments	$ 94